Label	Element	Value
Institutional Shares Prospectus | GuidePath® Flexible Income Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001504079_SupplementTextBlock	GuidePath® Flexible Income Allocation Fund Institutional Shares SUPPLEMENT TO THE PROSPECTUS DATED JULY 31, 2016 The date of this supplement is May 14 , 2017.
Risk/Return [Heading]	rr_RiskReturnHeading	GuidePath® Flexible Income Allocation Fund
Strategy [Heading]	rr_StrategyHeading	1. The information in the "Principal Investment Strategies of the Fund" section beginning on page 69 is deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds (both actively and passively managed) and exchange-traded funds ("ETFs"). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." AssetMark, Inc. ("AssetMark" or the "Advisor") believes that investing in Underlying Funds provides the Fund with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of fixed income and equity securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, the Fund may buy Underlying Funds managed by the Advisor or its affiliates, which, in turn, invest in various securities, including ETFs. The Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes ("ETNs").

The Advisor's asset allocation decisions will be based on different factors and analytical approaches, derived from volatility managed and income focused asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio. The research providers' volatility managed and income focused asset allocation approaches typically utilize fundamental and quantitative analyses of global market and economic conditions and assumptions regarding risks and returns. The Advisor seeks to create a portfolio that is optimized to seek to achieve consistent returns over time regardless of the market environment while also seeking to generate high levels of income.

In pursuing the Fund's objective, the Fund invests, either directly or indirectly via the Underlying Funds, in various types of domestic and international fixed income securities, domestic and international equity securities (including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) and cash equivalent money market securities.

The asset classes in which the Fund may invest, either directly or indirectly via the Underlying Funds, include, but are not limited to, debt securities of governments, government agencies and supranational entities, debt securities of corporations, preferred stock, bank loans, convertible securities, mortgage- or asset-backed securities, inflation-linked securities and other securitized or collateralized debt securities, higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt, dividend-paying securities of small- and large-capitalization companies, growth and value stocks, equity securities from developed and emerging market countries, and both domestic and international real estate securities. The Fund may also take positions in various global currencies and may hold positions in instruments that are denominated in currencies other than the U.S. dollar. It is possible that a significant portion of the Fund's assets may be invested, directly or indirectly, in non-investment grade fixed income investments with varying maturities.

The Fund may allocate assets to passive index-oriented ETFs that provide exposure to various fixed income and equity securities and sectors. Using this type of strategy, the Fund seeks to tactically avoid risk by reducing exposure to unattractive sectors at the appropriate times, while also increasing exposure to attractive sectors on a timely basis. The Fund may also invest in inverse, leveraged, and inverse-leveraged ETFs and ETNs. Inverse ETFs and ETNs are designed to correlate inversely with the performance of an index. Leveraged and inverse-leveraged ETFs and ETNs seek investment results that correspond to two or more times the performance of an index or inverse of the performance of an index, respectively.

The Fund may utilize an asset allocation strategy that builds on a foundation of alternative investments, such as long/short equity funds that seek a modest positive return from equity investments, that attempts to stay insulated from general stock market volatility, combined with opportunistic equity and fixed income investments strategically selected to enhance returns.

The Fund's asset allocation mix among fixed income, equity and cash equivalent money market securities is intended to change frequently over time. The Fund does not have a set target asset allocation mix. If the Advisor believes that market conditions are unfavorable or overvalued, it may significantly increase the allocation to more defensive asset classes. The Advisor also has broad latitude to allocate assets to equity securities in pursuit of perceived opportunities for additional return. Based on these judgments, the Fund's asset allocation mix may significantly change over time in response to opportunities as they are identified.

The Fund may invest in Underlying Funds that use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk and duration exposure profile of the Underlying Fund, to replace more traditional direct investments or to obtain exposure to certain markets, interest rates, sectors or individual issuers. The derivatives used by an Underlying Fund may allow the Underlying Fund to obtain net long or net negative (short) exposures to selected interest rates, countries, duration or credit risks. An Underlying Fund may also use derivatives to hedge or gain exposure to currencies.

Risk [Heading]	rr_RiskHeading	2. The "Principal Risks of Investing in the Fund" section beginning on page 71 is revised to add the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Leveraged ETF/ETN Risk: The Fund's use of leveraged ETFs and ETNs has the economic effect of creating financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund had not invested in these instruments at all. Most leveraged ETFs and ETNs "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Small and Medium Capitalization Company Risk:  Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

3. "Fund of Funds Risk" in the "Principal Risks of Investing in the Fund" section beginning on page 71 is revised to add the following:

By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	4. The information in the "Performance" section beginning on page 73 is deleted in its entirety and replaced with the following:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.  The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  The Fund changed its investment strategy on January 19, 2016 and again on May 14 , 2017 .  The performance set forth below is mostly attributable to the previous investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND – INSTITUTIONAL SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date performance of the Fund's Institutional Shares (as of March 31, 2017) was 1.43% .

During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2016	3.27%
Worst Quarter:	Quarter ended June 30, 2013	-3.10%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.10%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2016
Institutional Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2012
Institutional Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2013	rr_AnnualReturn2013	(2.52%)
Annual Return 2014	rr_AnnualReturn2014	4.30%
Annual Return 2015	rr_AnnualReturn2015	(1.31%)
Annual Return 2016	rr_AnnualReturn2016	5.11%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2012
Institutional Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Institutional Shares Prospectus | GuidePath® Flexible Income Allocation Fund | Institutional Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.68%